UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number 811-10321
RIVERSOURCE MANAGERS SERIES, INC.

(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center, Minneapolis, Minnesota	55474

(Address of principal executive offices)	(Zip code)
Scott R. Plummer — 5228 Ameriprise Financial Center, Minneapolis, MN 55474

(Name and address of agent for service)
Registrant’s telephone number, including area code: (612) 671-1947
Date of fiscal year end: May 31
Date of reporting period: February 28, 2011

Item 1. Schedule of Investments

Portfolio of Investments
Columbia Multi-Advisor Small Cap Value Fund

February 28, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks (91.3%)

CONSUMER DISCRETIONARY (16.2%)

Auto Components (2.9%)

American Axle & Manufacturing Holdings, Inc.(a)(b)	332,800	$4,449,536
Dana Holding Corp.(b)	217,619	4,108,647
Exide Technologies(b)	24,540	292,026
Gentex Corp.(a)	129,100	3,909,148
Modine Manufacturing Co.(b)	18,000	266,400

Total		13,025,757

Automobiles (0.4%)

Thor Industries, Inc.(a)	54,890	1,824,544

Distributors (0.1%)

Audiovox Corp., Class A(a)(b)	62,200	515,016

Diversified Consumer Services (0.1%)

Regis Corp.(a)	23,300	408,449

Hotels, Restaurants & Leisure (1.0%)

Ameristar Casinos, Inc.	4,300	72,025
CEC Entertainment, Inc.(b)	37,270	1,441,976
Papa John’s International, Inc.(a)(b)	57,500	1,677,850
Pinnacle Entertainment, Inc.(b)	33,140	435,128
Ruby Tuesday, Inc.(b)	34,000	454,240
Vail Resorts, Inc.(a)(b)	8,640	421,632

Total		4,502,851

Household Durables (1.9%)

American Greetings Corp., Class A(a)	21,620	468,073
Beazer Homes Usa, Inc.(a)(b)	58,570	272,351
Ethan Allen Interiors, Inc.(a)	64,500	1,422,225
MDC Holdings, Inc.(a)	72,500	1,903,125
Ryland Group, Inc.(a)	28,140	488,510
Whirlpool Corp.(a)	47,800	3,943,500

Total		8,497,784

Leisure Equipment & Products (1.3%)

Brunswick Corp.(a)	144,900	3,337,047
Head NV(b)	727,870	447,640
RC2 Corp.(a)(b)	109,150	2,369,646

Total		6,154,333

Media (1.1%)

John Wiley & Sons, Inc., Class A(a)	33,900	1,620,759
Valassis Communications, Inc.(a)(b)	117,900	3,327,138

Total		4,947,897

Multiline Retail (2.1%)

Dillard’s, Inc., Class A(a)	210,680	8,920,191
Fred’s, Inc., Class A(a)	40,660	560,295

Total		9,480,486

Issuer	Shares	Value

Common Stocks (continued)

CONSUMER DISCRETIONARY (CONTINUED)

Specialty Retail (4.5%)

Aaron’s, Inc.(a)	75,500	$1,777,270
Aeropostale, Inc.(a)(b)	62,500	1,621,250
Brown Shoe Co., Inc.(a)	35,180	545,290
Cabela’s, Inc.(b)	168,500	4,571,405
Group 1 Automotive, Inc.(a)	51,600	2,180,100
JOS A Bank Clothiers, Inc.(a)(b)	40,811	1,881,795
Men’s Wearhouse, Inc. (The)(a)	183,100	4,888,770
OfficeMax, Inc.(a)(b)	158,500	2,177,790
Rent-A-Center, Inc.	9,840	325,310
Select Comfort Corp.(b)	45,420	505,525

Total		20,474,505

Textiles, Apparel & Luxury Goods (0.8%)

Carter’s, Inc.(a)(b)	55,000	1,576,300
Jones Group, Inc. (The)(a)	41,500	551,950
Volcom, Inc.(a)	97,000	1,736,300

Total		3,864,550

TOTAL CONSUMER DISCRECTIONARY		73,696,172

CONSUMER STAPLES (1.5%)

Food & Staples Retailing (0.1%)

Pricesmart, Inc.	10,010	356,256

Food Products (1.3%)

Flowers Foods, Inc.(a)	57,500	1,529,500
Fresh Del Monte Produce, Inc.(a)	17,520	500,722
Hain Celestial Group, Inc. (The)(a)(b)	16,904	504,077
J&J Snack Foods Corp.(a)	24,000	1,055,280
Ralcorp Holdings, Inc.(b)	37,000	2,399,450

Total		5,989,029

Tobacco (0.1%)

Universal Corp.(a)	11,785	492,848

TOTAL CONSUMER STAPLES		6,838,133

ENERGY (6.4%)

Energy Equipment & Services (1.6%)

Bristow Group, Inc.(a)(b)	10,110	484,471
Complete Production Services, Inc.(b)	16,400	472,484
Helix Energy Solutions Group, Inc.(b)	29,640	456,456
ION Geophysical Corp.(a)(b)	46,510	596,259
Matrix Service Co.(a)(b)	32,770	457,469
Oceaneering International, Inc.(b)	22,500	1,881,675
Parker Drilling Co.(b)	273,500	1,438,610
Tetra Technologies, Inc.(b)	113,500	1,567,435

Total		7,354,859

Issuer	Shares	Value

Common Stocks (continued)

ENERGY (CONTINUED)

Oil, Gas & Consumable Fuels (4.8%)

Berry Petroleum Co., Class A(a)	9,190	$477,788
Bpz Resources, Inc.(a)(b)	81,100	527,150
Contango Oil & Gas Co.(b)	6,570	402,610
Energy Partners Ltd.(b)	72,800	1,191,736
EXCO Resources, Inc.	122,700	2,511,669
International Coal Group, Inc.(a)(b)	46,799	461,906
Northern Oil and Gas, Inc.(b)	14,200	451,134
Oasis Petroleum, Inc.(b)	14,860	512,967
Overseas Shipholding Group, Inc.	118,740	4,008,662
Patriot Coal Corp.(a)(b)	15,840	373,824
Swift Energy Co.(a)(b)	10,330	443,673
Tesoro Corp.(a)(b)	360,447	8,571,430
USEC, Inc.(a)(b)	158,881	845,247
W&T Offshore, Inc.	19,210	490,431
World Fuel Services Corp.(a)	10,690	442,994

Total		21,713,221

TOTAL ENERGY		29,068,080

FINANCIALS (17.3%)

Capital Markets (0.9%)

Janus Capital Group, Inc.(a)	196,900	2,644,367
Piper Jaffray Companies(a)(b)	9,380	385,987
Raymond James Financial, Inc.	33,000	1,264,560

Total		4,294,914

Commercial Banks (5.6%)

Associated Banc-Corp.(a)	137,500	1,989,625
Bank of the Ozarks, Inc.(a)	12,499	538,082
Banner Corp.	397,100	976,866
Cathay General Bancorp(a)	153,000	2,711,160
Community Bank System, Inc.(a)	19,343	486,670
CVB Financial Corp.(a)	272,810	2,280,692
First Financial Bancorp	22,390	379,063
First Midwest Bancorp, Inc.(a)	61,670	744,357
FirstMerit Corp.(a)	20,000	341,000
Glacier Bancorp, Inc.(a)	12,650	197,719
Iberiabank Corp.	6,580	376,968
Independent Bank Corp.(a)	15,210	413,560
International Bancshares Corp.	23,730	453,006
National Penn Bancshares, Inc.	39,420	312,995
NBT Bancorp, Inc.(a)	19,580	435,655
Old National Bancorp	36,000	403,200
PacWest Bancorp(a)	19,400	401,774
Park National Corp.(a)	6,400	421,312
PrivateBancorp, Inc.(a)	28,680	410,698
Prosperity Bancshares, Inc.(a)	74,550	3,043,131

Issuer	Shares	Value

Common Stocks (continued)

FINANCIALS (CONTINUED)

Commercial Banks (cont.)

Sterling Bancshares, Inc.	34,470	$311,953
Susquehanna Bancshares, Inc.(a)	51,860	495,782
SVB Financial Group(a)(b)	7,880	426,938
Synovus Financial Corp.(a)	1,370,100	3,493,755
Trustmark Corp.(a)	18,770	440,156
UMB Financial Corp.(a)	11,060	441,073
Wintrust Financial Corp.(a)	15,090	506,722
Zions Bancorporation(a)	75,500	1,763,680

Total		25,197,592

Consumer Finance (0.1%)

Cash America International, Inc.(a)	10,983	469,084

Insurance (6.4%)

American Equity Investment Life Holding Co.(a)	37,200	491,040
American National Insurance Co.	27,300	2,218,671
Amtrust Financial Services, Inc.(a)	22,130	425,560
Argo Group International Holdings Ltd.	11,660	444,130
Delphi Financial Group, Inc., Class A(a)	16,948	524,710
First American Financial Corp.(a)	27,340	430,878
Flagstone Reinsurance Holdings SA(a)	42,900	489,060
Horace Mann Educators Corp.	131,810	2,234,180
Infinity Property & Casualty Corp.(a)	7,375	447,736
Montpelier Re Holdings Ltd.(a)	284,965	5,747,744
National Financial Partners Corp.(b)	30,500	431,270
Platinum Underwriters Holdings Ltd.(a)	111,080	4,632,036
Primerica, Inc.(a)	17,770	457,755
ProAssurance Corp.(b)	9,060	573,770
RLI Corp.(a)	7,730	443,779
Selective Insurance Group, Inc.(a)	152,640	2,774,995
StanCorp Financial Group, Inc.(a)	47,400	2,180,400
Torchmark Corp.	52,900	3,451,725
Tower Group, Inc.	17,000	462,060

Total		28,861,499

Real Estate Investment Trusts (REITs) (1.6%)

American Capital Ltd.(a)(b)	48,580	453,737
CBL & Associates Properties, Inc.(a)	28,160	502,656
DCT Industrial Trust, Inc.(a)	82,683	464,678
DiamondRock Hospitality Co.(a)(b)	75,000	882,000
Entertainment Properties Trust(a)	7,800	371,826
Extra Space Storage, Inc.(a)	26,960	532,460
First Industrial Realty Trust, Inc.(b)	40,020	448,624
Franklin Street Properties Corp.(a)	31,931	479,923
Glimcher Realty Trust	57,920	532,864

Issuer	Shares	Value

Common Stocks (continued)

FINANCIALS (CONTINUED)

Real Estate Investment Trusts (REITs) (cont.)

Home Properties, Inc.(a)	6,550	$385,926
iStar Financial, Inc.(b)	42,000	419,580
MFA Financial, Inc.	57,340	485,670
Omega Healthcare Investors, Inc.	20,030	480,119
Sovran Self Storage, Inc.(a)	8,150	316,220
Strategic Hotels & Resorts, Inc.(b)	35,360	229,840
U-Store-It Trust(a)	42,430	434,908

Total		7,421,031

Real Estate Management & Development (2.0%)

MI Developments, Inc., Class A	323,500	9,009,475

Thrifts & Mortgage Finance (0.7%)
Astoria Financial Corp.(a)	27,530	385,971
Brookline Bancorp, Inc.	44,795	465,420
MGIC Investment Corp.(a)(b)	41,680	358,031
NewAlliance Bancshares, Inc.	31,881	498,619
Northwest Bancshares, Inc.	34,440	418,101
PMI Group, Inc. (The)(a)(b)	131,630	389,625
Provident Financial Services, Inc.(a)	30,540	452,297
Radian Group, Inc.(a)	44,600	314,876

Total		3,282,940

TOTAL FINANCIALS		78,536,535

HEALTH CARE (5.4%)

Health Care Equipment & Supplies (0.8%)

ICU Medical, Inc.(a)(b)	22,000	923,780
Invacare Corp.(a)	16,650	492,340
STERIS Corp.(a)	60,260	2,039,801

Total		3,455,921

Health Care Providers & Services (2.9%)

Amedisys, Inc.(b)	63,556	2,282,932
AMERIGROUP Corp.(a)(b)	8,070	462,814
AMN Healthcare Services, Inc.(a)(b)	211,550	1,580,278
Centene Corp.(b)	14,880	453,394
Chemed Corp.	28,110	1,839,518
Health Management Associates, Inc., Class A(b)	114,000	1,140,000
HealthSouth Corp.(a)(b)	157,700	3,817,917
Healthspring, Inc.(b)	12,536	471,855
Kindred Healthcare, Inc.(b)	4,330	107,904
Owens & Minor, Inc.(a)	13,670	426,504
PSS World Medical, Inc.(b)	14,150	368,183
Skilled Healthcare Group, Inc., Class A(b)	10,750	147,383

Total		13,098,682

Issuer	Shares	Value

Common Stocks (continued)

HEALTH CARE (CONTINUED)

Life Sciences Tools & Services (1.6%)

Bio-Rad Laboratories, Inc., Class A(b)	18,500	$2,111,960
Charles River Laboratories International, Inc.(b)	59,000	2,149,960
Covance, Inc.(a)(b)	56,000	3,160,080

Total		7,422,000

Pharmaceuticals (0.1%)

Viropharma, Inc.(b)	22,499	403,407

TOTAL HEALTH CARE		24,380,010

INDUSTRIALS (18.7%)

Aerospace & Defense (0.4%)

Ceradyne, Inc.(b)	10,610	405,621
Kratos Defense & Security Solutions, Inc.(a)(b)	25,720	370,625
Moog, Inc., Class A(b)	10,225	464,317
Teledyne Technologies, Inc.(a)(b)	7,560	395,917

Total		1,636,480

Air Freight & Logistics (0.4%)

Forward Air Corp.(a)	62,500	1,851,875

Airlines (3.6%)

Air France-KLM, ADR(b)	286,770	4,707,330
AirTran Holdings, Inc.(a)(b)	596,131	4,351,756
Alaska Air Group, Inc.(b)	7,190	427,446
JetBlue Airways Corp.(a)(b)	1,217,629	6,940,485

Total		16,427,017

Building Products (1.3%)

Gibraltar Industries, Inc.(a)(b)	123,726	1,339,952
Simpson Manufacturing Co., Inc.(a)	106,400	3,078,152
Trex Co., Inc.(a)(b)	51,300	1,536,435

Total		5,954,539

Commercial Services & Supplies (3.5%)

ABM Industries, Inc.(a)	21,390	569,616
Brink’s Co. (The)	14,880	459,345
Copart, Inc.(b)	41,000	1,722,410
Geo Group, Inc. (The)(a)(b)	17,310	440,193
Herman Miller, Inc.(a)	74,500	2,007,030
KAR Auction Services, Inc.(a)(b)	73,000	1,024,920
McGrath Rentcorp(a)	15,360	422,554
Metalico, Inc.(b)	67,880	431,717

Issuer	Shares	Value

Common Stocks (continued)

INDUSTRIALS (CONTINUED)

Commercial Services & Supplies (cont.)

Mine Safety Appliances Co.(a)	12,540	$453,070
Mobile Mini, Inc.(a)(b)	177,200	4,029,528
Schawk, Inc.(a)	86,500	1,563,055
Steelcase, Inc., Class A(a)	35,520	344,899
Unifirst Corp.(a)	7,040	397,056
United Stationers, Inc.(a)(b)	30,510	2,056,984

Total		15,922,377

Construction & Engineering (1.5%)

Comfort Systems USA, Inc.(a)	158,710	2,106,082
Insituform Technologies, Inc., Class A(a)(b)	123,800	3,198,992
Pike Electric Corp.(a)(b)	168,700	1,639,764

Total		6,944,838

Electrical Equipment (1.2%)

AMETEK, Inc.	9,600	402,720
Brady Corp., Class A	14,049	502,111
EnerSys(b)	14,157	502,574
Regal-Beloit Corp.	52,800	3,851,760

Total		5,259,165

Machinery (3.0%)

Astec Industries, Inc.(a)(b)	11,800	405,094
Chart Industries, Inc.(a)(b)	12,210	554,212
Mueller Industries, Inc.	17,120	581,738
Oshkosh Corp.(b)	81,700	2,914,239
Robbins & Myers, Inc.	12,850	547,795
Tecumseh Products Co., Class B(b)	10,948	128,037
Terex Corp.(a)(b)	149,000	5,028,750
Trimas Corp.(b)	24,100	495,737
Wabash National Corp.(a)(b)	36,060	375,745
Wabtec Corp.(a)	34,000	1,929,840
Watts Water Technologies, Inc., Class A(a)	12,070	472,058

Total		13,433,245

Professional Services (3.1%)

Administaff, Inc.(a)	62,200	1,861,646
FTI Consulting, Inc.(a)(b)	55,500	1,830,945
Heidrick & Struggles International, Inc.(a)	34,000	925,820
Kelly Services, Inc., Class A(a)(b)	20,230	425,235
Korn/Ferry International(a)(b)	193,319	4,419,272
On Assignment, Inc.(b)	23,220	243,810
Resources Connection, Inc.(a)	112,500	2,170,125
School Specialty, Inc.(b)	133,000	2,041,550

Total		13,918,403

Road & Rail (0.5%)

Landstar System, Inc.	54,000	2,401,380

Issuer	Shares	Value

Common Stocks (continued)

INDUSTRIALS (CONTINUED)

Trading Companies & Distributors (0.2%)

RSC Holdings, Inc.(b)	36,370	$495,723
TAL International Group, Inc.(a)	12,310	429,373

Total		925,096

TOTAL INDUSTRIALS		84,674,415

INFORMATION TECHNOLOGY (19.2%)

Communications Equipment (1.1%)

Arris Group, Inc.(a)(b)	34,919	460,931
Brocade Communications Systems, Inc.(b)	355,000	2,261,350
Emulex Corp.(a)(b)	16,960	186,560
Plantronics, Inc.	47,860	1,669,836
Powerwave Technologies, Inc.(b)	131,960	486,932

Total		5,065,609

Computers & Peripherals (1.8%)

Avid Technology, Inc.(a)(b)	135,500	2,989,130
Diebold, Inc.(a)	68,400	2,404,944
Electronics for Imaging, Inc.(b)	148,500	2,291,355
Silicon Graphis International Corp.(a)(b)	36,740	569,837

Total		8,255,266

Electronic Equipment, Instruments & Components (8.6%)

Anixter International, Inc.	6,270	449,057
Celestica, Inc.(a)(b)	361,229	4,280,564
Cognex Corp.(a)	164,230	4,583,659
FARO Technologies, Inc.(a)(b)	47,400	1,689,810
Insight Enterprises, Inc.(b)	5,390	98,583
Jabil Circuit, Inc.	124,500	2,668,035
Littelfuse, Inc.(a)	79,700	4,210,551
Mercury Computer Systems, Inc.(a)(b)	114,500	2,173,210
Park Electrochemical Corp.(a)	92,400	2,938,320
Plexus Corp.(a)(b)	125,420	3,941,950
Rofin-Sinar Technologies, Inc.(a)(b)	14,069	545,596
Sanmina-SCI Corp.(b)	260,208	4,064,449
Scansource, Inc.(b)	13,160	480,735
SYNNEX Corp.(a)(b)	11,520	406,426
Vishay Intertechnology, Inc.(a)(b)	341,900	5,966,155
Vishay Precision Group, Inc.(a)(b)	32,014	529,832

Total		39,026,932

Internet Software & Services (0.6%)

DealerTrack Holdings, Inc.(a)(b)	97,000	1,957,460
Digital River, Inc.(a)(b)	13,460	451,987
Internap Network Services Corp.(a)(b)	54,580	371,144

Total		2,780,591

Issuer	Shares	Value

Common Stocks (continued)

INFORMATION TECHNOLOGY (CONTINUED)

IT Services (1.3%)
CACI International, Inc., Class A(b)	8,620	$511,338
Cardtronics, Inc.(b)	22,570	427,702
MAXIMUS, Inc.(a)	51,800	3,833,200
SRA International, Inc., Class A(b)	19,660	535,342
Wright Express Corp.(b)	8,230	419,730

Total		5,727,312

Semiconductors & Semiconductor Equipment (4.7%)

ATMI, Inc.(a)(b)	74,500	1,358,880
Axcelis Technologies, Inc.(b)	200,000	550,000
Brooks Automation, Inc.(a)(b)	345,200	4,332,260
Ceva, Inc.(b)	12,910	294,348
Entegris, Inc.(a)(b)	481,180	4,195,890
Fairchild Semiconductor International, Inc.(a)(b)	24,550	432,325
Micron Technology, Inc.(b)	250,000	2,782,500
Photronics, Inc.(a)(b)	109,120	975,533
Semiconductor Manufacturing International Corp., ADR(b)	1,033,350	4,143,733
Varian Semiconductor Equipment Associates, Inc.(b)	45,000	2,146,950

Total		21,212,419

Software (1.1%)

Mentor Graphics Corp.(b)	329,900	5,245,410

TOTAL INFORMATION TECHNOLOGY		87,313,539

MATERIALS (3.6%)

Chemicals (1.9%)

Arch Chemicals, Inc.(a)	11,020	396,169
Georgia Gulf Corp.(b)	11,780	376,018
HB Fuller Co.	21,595	465,372
Innophos Holdings, Inc.(a)	9,042	387,269
Minerals Technologies, Inc.	8,220	533,313
OM Group, Inc.(a)(b)	8,990	316,358
PolyOne Corp.(a)(b)	419,100	5,817,108
Sensient Technologies Corp.(a)	15,370	513,051

Total		8,804,658

Construction Materials (–%)

Texas Industries, Inc.(a)	4,520	184,326

Containers & Packaging (0.1%)

Boise, Inc.(a)	56,786	509,938

Issuer	Shares	Value

Common Stocks (continued)

MATERIALS (CONTINUED)

Metals & Mining (0.6%)

Coeur d’Alene Mines Corp.(a)(b)	15,980	$503,530
Hecla Mining Co.(b)	48,600	493,290
Kaiser Aluminum Corp.	10,920	551,788
Molycorp, Inc.(a)(b)	5,510	264,425
North American Palladium Ltd.(a)(b)	56,390	393,602
Thompson Creek Metals Co., Inc.(b)	26,740	352,433

Total		2,559,068

Paper & Forest Products (1.0%)

Buckeye Technologies, Inc.	7,580	198,596
Louisiana-Pacific Corp.(a)(b)	288,533	2,977,660
PH Glatfelter Co.(a)	107,500	1,323,325

Total		4,499,581

TOTAL MATERIALS		16,557,571

TELECOMMUNICATION SERVICES (0.3%)

Diversified Telecommunication Services (0.3%)

General Communication, Inc., Class A(a)(b)	99,750	1,205,978

TOTAL TELECOMMUNICATION SERVICES		1,205,978

UTILITIES (2.7%)

Electric Utilities (1.5%)

El Paso Electric Co.(a)(b)	16,143	453,618
NV Energy, Inc.	356	5,230
Pinnacle West Capital Corp.	23,413	988,731
PNM Resources, Inc.(a)	170,430	2,268,423
Portland General Electric Co.	22,440	525,545
UIL Holdings Corp.(a)	16,997	522,488
Unisource Energy Corp.	13,770	502,054
Westar Energy, Inc.(a)	64,000	1,664,000

Total		6,930,089

Gas Utilities (0.3%)

Laclede Group, Inc. (The)(a)	13,105	509,653
South Jersey Industries, Inc.(a)	9,980	547,503

Total		1,057,156

Independent Power Producers & Energy Traders (0.6%)

GenOn Energy, Inc.(b)	625,000	2,531,250

Issuer	Shares	Value

Common Stocks (continued)

UTILITIES (CONTINUED)

Multi-Utilities (0.3%)

Avista Corp.	20,730	$462,694
Black Hills Corp.(a)	15,112	465,752
NorthWestern Corp.	19,452	577,919

Total		1,506,365

TOTAL UTILITIES		12,024,860

Total Common Stocks (Cost: $319,893,979)		$414,295,293

	Shares	Value

Money Market Fund (8.9%)
Columbia Short-Term Cash Fund, 0.252%(c)(d)	40,468,830	$40,468,830

Total Money Market Fund (Cost: $40,468,830)		$40,468,830

	Effective	Par/
Issuer	Yield	Principal	Value

Investments of Cash Collateral Received for Securities on Loan (25.2%)

Asset-Backed Commercial Paper (3.0%)

Cancara Asset Securitisation LLC
03/14/11	0.270%	$2,999,370	$2,999,370
Macquarie Bank Ltd.
05/10/11	0.395%	2,497,531	2,497,531
Rhein-Main Securitisation Ltd.
04/12/11	0.551%	3,994,500	3,994,500
Royal Park Investments Funding Corp.
03/08/11	0.410%	3,996,174	3,996,174

Total			13,487,575

Certificates of Deposit (10.9%)

Bank of Nova Scotia
05/12/11	0.240%	2,000,000	2,000,000
Credit Industrial et Commercial
03/07/11	0.400%	3,000,000	3,000,000
DZ Bank AG
04/08/11	0.400%	2,000,000	2,000,000
Den Danske Bank
03/04/11	0.330%	5,000,000	5,000,000
Development Bank of Singapore Ltd.
04/26/11	0.400%	3,000,000	3,000,000
Landesbank Hessen Thuringen
03/03/11	0.300%	4,000,016	4,000,016
Mitsubishi UFJ Trust and Banking Corp.
04/06/11	0.350%	2,000,000	2,000,000
05/23/11	0.345%	2,000,000	2,000,000
N.V. Bank Nederlandse Gemeenten
04/27/11	0.380%	2,000,000	2,000,000

	Effective	Par/
Issuer	Yield	Principal	Value

Investments of Cash Collateral Received for Securities on Loan (continued)

Certificates of Deposit (continued)

National Bank of Canada
03/21/11	0.360%	$1,000,000	$1,000,000
Natixis
05/09/11	0.503%	2,000,000	2,000,000
Norinchukin Bank
04/25/11	0.340%	3,000,000	3,000,000
Pohjola Bank PLC
03/16/11	0.660%	3,000,000	3,000,000
Rabobank Group
04/27/11	0.311%	2,500,000	2,500,000
Societe Generale
05/31/11	0.364%	3,000,000	3,000,000
Sumitomo Mitsui Banking Corp.
04/14/11	0.330%	4,000,000	4,000,000
Sumitomo Trust & Banking Co., Ltd.
04/21/11	0.510%	3,000,000	3,000,000
Union Bank of Switzerland
08/15/11	0.366%	3,000,000	3,000,000

Total			49,500,016

Commercial Paper (1.1%)

PB Capital Corp.
05/16/11	0.591%	2,995,329	2,995,329
Suncorp Metway Ltd.
03/24/11	0.330%	1,999,487	1,999,487

Total			4,994,816

Other Short-Term Obligations (0.6%)

The Goldman Sachs Group, Inc.
04/20/11	0.330%	3,000,000	3,000,000

Total			3,000,000

Repurchase Agreements (9.6%)

Barclays Capital, Inc.(e)
dated 10/13/10, matures 03/31/11, repurchase price $5,001,421
	0.330%	5,000,000	5,000,000
dated 11/04/10, matures 03/31/11, repurchase price $5,001,421
	0.330%	5,000,000	5,000,000
dated 01/04/11, matures 03/31/11, repurchase price $2,000,568
	0.330%	2,000,000	2,000,000
Cantor Fitzgerald & Co.
dated 02/28/11, matures 03/01/11, repurchase price $10,000,064(e)
	0.230%	10,000,000	10,000,000
Goldman Sachs & Co.
dated 02/28/11, matures 03/01/11, repurchase price $9,535,086(e)
	0.200%	9,535,033	9,535,033
Mizuho Securities USA, Inc.
dated 02/28/11, matures 03/01/11, repurchase price $5,000,032(e)
	0.230%	5,000,000	5,000,000

	Effective	Par/
Issuer	Yield	Principal	Value

Investments of Cash Collateral Received for Securities on Loan (continued)

Repurchase Agreements (continued)

Nomura Securities dated 02/28/11, matures 03/01/11, repurchase price $2,000,018(e)
	0.330%	2,000,000	2,000,000

Pershing LLC dated 02/28/11, matures 03/01/11, repurchase price $5,000,039(e)
	0.280%	5,000,000	5,000,000

Total			43,535,033

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $114,517,440)			$114,517,440

Total Investments (Cost: $474,880,249)(f)			$569,281,563(g)
Other Assets & Liabilities, Net			(115,717,865)

Net Assets			$453,563,698

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Notes to Portfolio of Investments
(a)	At February 28, 2011, security was partially or fully on loan.

(b)	Non-income producing.

(c)	The rate shown is the seven-day current annualized yield at February 28, 2011.

(d)	Investments in affiliates during the period ended February 28, 2011:

			Sales Cost/			Dividends
			Proceeds from	Realized		or Interest
Issuer	Beginning Cost	Purchase Cost	Sales	Gain/Loss	Ending Cost	Income	Value

Columbia Short-Term Cash Fund	$35,442,630	$86,533,825	$(81,507,625)	$—	$40,468,830	$78,899	$40,468,830
(e)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.
Barclays Capital, Inc. (0.330%)

Security Description	Value

Banco Bilbao Vizcaya	$716,143
BPCE	646,492
Caisse Centrale	313,201
Caisse D’Amort De La	256,472
Electricite De France	297,354
Gdz Suez	166,612
Intesa Funding LLC	148,264
John Deere Credit Inc	90,809
KFW	486,298
Koch Resources LLC	188,611
Nieuw Amsterdam	266,065
Novartis Finance	322,141
Prudential PLC	550,449
Royal Park Investments	334,425
Societe Generale	134,997
Swed Bank	331,667

Total Market Value of Collateral Securities	$5,250,000

Barclays Capital, Inc. (0.330%)

Security Description	Value

Banco Bilbao Vizcaya	$716,143
BPCE	646,492
Caisse Centrale	313,201
Caisse D’Amort De La	256,472
Electricite De France	297,354
Gdz Suez	166,612
Intesa Funding LLC	148,264
John Deere Credit Inc	90,809
KFW	486,298
Koch Resources LLC	188,611
Nieuw Amsterdam	266,065
Novartis Finance	322,141
Prudential PLC	550,449
Royal Park Investments	334,425
Societe Generale	134,997
Swed Bank	331,667

Total Market Value of Collateral Securities	$5,250,000

Barclays Capital, Inc. (0.330%)

Security Description	Value

Banco Bilbao Vizcaya	$286,457
BPCE	258,596
Caisse Centrale	125,280
Caisse D’Amort De La	102,589
Electricite De France	118,942
Gdz Suez	66,645
Intesa Funding LLC	59,306
John Deere Credit Inc	36,324
KFW	194,519
Koch Resources LLC	75,445
Nieuw Amsterdam	106,426
Novartis Finance	128,856
Prudential PLC	220,180
Royal Park Investments	133,769
Societe Generale	53,999
Swed Bank	132,667

Total Market Value of Collateral Securities	$2,100,000

Cantor Fitzgerald & Co. (0.230%)

Security Description	Value

Fannie Mae Interest Strip	$561,607
Fannie Mae Pool	3,797,823
Fannie Mae Principal Strip	98,574
Fannie Mae REMICS	538,767
Federal Farm Credit Bank	39,546
Federal Home Loan Banks	419,219
Federal Home Loan Mortgage Corp	85,146
Federal National Mortgage Association	306,444
Freddie Mac Coupon Strips	294
Freddie Mac Gold Pool	72,589
Freddie Mac Non Gold Pool	1,756,926
Freddie Mac Reference REMIC	4,631
Freddie Mac REMICS	238,615
Freddie Mac Strips	85,050
Ginnie Mae I Pool	221,706
Ginnie Mae II Pool	612,414
Government National Mortgage Association	659,750
United States Treasury Inflation Indexed Bonds	86,470
United States Treasury Strip Coupon	507,148
United States Treasury Strip Principal	107,281

Total Market Value of Collateral Securities	$10,200,000

Goldman Sachs & Co. (0.200%)

Security Description	Value

Government National Mortgage Association	$9,725,733

Total Market Value of Collateral Securities	$9,725,733

Mizuho Securities USA, Inc. (0.230%)

Security Description	Value

Fannie Mae Pool	$1,847,927
Fannie Mae REMICS	253,054
Freddie Mac Gold Pool	228,060
Freddie Mac Non Gold Pool	189,403
Freddie Mac REMICS	178,745
Ginnie Mae I Pool	1,871,814
Ginnie Mae II Pool	3,891
Government National Mortgage Association	527,106

Total Market Value of Collateral Securities	$5,100,000

Nomura Securities (0.330%)

Security Description	Value

ACE Securities Corp	$4,393
AEP Texas Central Transition Funding LLC	1,846
Ally Master Owner Trust	1,330
AmeriCredit Automobile Receivables Trust	230,361
Americredit Prime Automobile Receivable	3,266
Ameriquest Mortgage Securities Inc	129
Asset Securitization Corp	1,419
Atlantic City Electric Transition Funding LLC	27,156
BA Credit Card Trust	43,241
Banc of America Commercial Mortgage Inc	115,580
Bank of America Auto Trust	5,908
Bayview Commercial Asset Trust	9,977
BMW Vehicle Lease Trust	73,220
Capital Auto Receivables Asset Trust	26,834
Capital One Multi-Asset Execution Trust	75,745
CarMax Auto Owner Trust	26,994
CenterPoint Energy Transition Bond Co LLC	65,554
Chase Issuance Trust	44,701
Citibank Credit Card Issuance Trust	111,136
Citigroup/Deutsche Bank Commercial Mortgage Trust	47,979
CNH Equipment Trust	13,254
Commercial Mortgage Asset Trust	14,029
Countrywide Alternative Loan Trust	1,490
Countrywide Home Loan Mortgage Pass Through Trust	2,957
Credit Suisse First Boston Mortgage Securities Corp	4,317
Detroit Edison Securitization Funding LLC	2,536
Entergy Gulf States Reconstruction Funding LLC	34,427
Extended Stay America Trust	76,788
Ford Credit Auto Lease Trust	11,518
Ford Credit Auto Owner Trust	220,111
Ford Credit Floorplan Master Owner Trust	77,074
Greenwich Capital Commercial Funding Corp	85,707
GS Mortgage Securities Corp II	47,892
Impac CMB Trust	2,594
JP Morgan Chase Commercial Mortgage Securities Corp	9,220
LB-UBS Commercial Mortgage Trust	46,198
MBNA Credit Card Master Note Trust	28,830
Mercedes-Benz Auto Receivables Trust	2,958
Merrill Lynch Mortgage Trust	251
Merrill Lynch/Countrywide Commercial Mortgage Trust	8,439
Morgan Stanley Dean Witter Capital I	250
Nelnet Student Loan Trust	2,456
Nissan Auto Lease Trust	27,899
Public Service New Hampshire Funding LLC	2,482
SLM Student Loan Trust	295,446
Toyota Auto Receivables Owner Trust	3,820
Volkswagen Auto Lease Trust	46,262
Volkswagen Auto Loan Enhanced Trust	4,292
Wachovia Bank Commercial Mortgage Trust	105,557
Wells Fargo Mortgage Backed Securities Trust	1,973
World Omni Auto Receivables Trust	191
World Omni Automobile Lease Securitization Trust	2,013

Total Market Value of Collateral Securities	$2,100,000

Pershing LLC (0.280%)

Security Description	Value

Fannie Mae REMICS	$1,104,768
Freddie Mac REMICS	1,912,342
Government National Mortgage Association	2,082,890

Total Market Value of Collateral Securities	$5,100,000

(f)	At February 28, 2011, the cost of securities for federal income tax purposes was approximately $474,880,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$107,157,000
Unrealized depreciation	(12,755,000)

Net unrealized appreciation	$94,402,000

(g)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.
Abbreviation Legend
ADR	American Depositary Receipt

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation in the most recent Semiannual Report dated November 30, 2010.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of February 28, 2011:

	Fair value at February 28, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets(b)	inputs

Equity Securities
Common Stocks
Consumer Discretionary	$73,696,172	$—	$—	$73,696,172
Consumer Staples	6,838,133	—	—	6,838,133
Energy	29,068,080	—	—	29,068,080
Financials	78,536,535	—	—	78,536,535
Health Care	24,380,010	—	—	24,380,010
Industrials	84,674,415	—	—	84,674,415
Information Technology	87,313,539	—	—	87,313,539
Materials	16,557,571	—	—	16,557,571
Telecommunication Services	1,205,978	—	—	1,205,978
Utilities	12,024,860	—	—	12,024,860

Total Equity Securities	414,295,293	—	—	414,295,293

Other
Affiliated Money Market Fund(c)	40,468,830	—	—	40,468,830
Investments of Cash Collateral Received for Securities on Loan	—	114,517,440	—	114,517,440

Total Other	40,468,830	114,517,440	—	154,986,270

Total	$454,764,123	$114,517,440	$—	$569,281,563

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.
(b) There were no significant transfers between Levels 1 and 2 during the period.
(c) Money market fund that is a sweep investment for cash balances in the Fund at February 28, 2011.

Portfolio of Investments
RiverSource Partners Fundamental Value Fund
Feb. 28, 2011 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (97.6%)

Issuer	Shares		Value(a)
Aerospace & Defense (0.7%)
Lockheed Martin Corp.	51,340	(e)	$4,064,074

Automobiles (1.8%)
Harley-Davidson, Inc.	245,290	(e)	10,012,738

Beverages (4.0%)
Diageo PLC, ADR	92,960	(c,e)	7,275,050
Heineken Holding NV	166,590	(c)	7,650,875
The Coca-Cola Co.	109,500		6,999,240

Total			21,925,165

Capital Markets (5.9%)
GAM Holding AG	141,000	(b,c)	2,550,113
Julius Baer Group Ltd.	251,800	(c)	11,290,203
The Bank of New York Mellon Corp.	506,000	(e)	15,377,340
The Charles Schwab Corp.	18,200	(e)	345,254
The Goldman Sachs Group, Inc.	19,370		3,172,419

Total			32,735,329

Chemicals (2.0%)
Air Products & Chemicals, Inc.	20,310		1,868,520
Monsanto Co.	82,500		5,930,925
Potash Corp. of Saskatchewan, Inc.	34,665	(c)	2,135,364
Praxair, Inc.	12,200		1,212,436

Total			11,147,245

Commercial Banks (4.8%)
Wells Fargo & Co.	815,163		26,297,158

Commercial Services & Supplies (1.7%)
Iron Mountain, Inc.	362,347	(e)	9,421,022

Computers & Peripherals (0.8%)
Hewlett-Packard Co.	100,220		4,372,599

Construction Materials (1.3%)
Martin Marietta Materials, Inc.	66,300	(e)	5,891,418
Vulcan Materials Co.	33,110	(e)	1,518,094

Total			7,409,512

Consumer Finance (4.3%)
American Express Co.	548,452		23,896,054

Issuer	Shares		Value(a)
Containers & Packaging (2.4%)
Sealed Air Corp.	483,462	(e)	13,304,874

Diversified Financial Services (0.1%)
JPMorgan Chase & Co.	15,690		732,566

Energy Equipment & Services (1.1%)
Schlumberger Ltd.	14,100		1,317,222
Transocean Ltd.	59,464	(b,c,e)	5,032,438

Total			6,349,660

Food & Staples Retailing (8.6%)
Costco Wholesale Corp.	382,034		28,572,323
CVS Caremark Corp.	598,001		19,769,913

Total			48,342,236

Food Products (1.3%)
Kraft Foods, Inc., Class A	126,000	(e)	4,011,840
Nestlé SA	17,300	(c)	979,632
Unilever NV	68,600	(c)	2,074,464

Total			7,065,936

Health Care Equipment & Supplies (1.6%)
Baxter International, Inc.	64,600		3,433,490
Becton Dickinson and Co.	70,000	(e)	5,600,000

Total			9,033,490

Health Care Providers & Services (1.8%)
Express Scripts, Inc.	172,860	(b)	9,718,189

Household Durables (0.2%)
Hunter Douglas NV	24,007	(c,e)	1,130,880

Household Products (0.7%)
The Procter & Gamble Co.	60,430		3,810,112

Industrial Conglomerates (0.4%)
Tyco International Ltd.	46,061		2,088,406

Insurance (9.4%)
ACE Ltd.	14,050	(c)	888,663
AON Corp.	14,420		759,069
Berkshire Hathaway, Inc., Class B	94,295	(b)	8,230,067
Fairfax Financial Holdings Ltd.	8,810	(c)	3,407,730
Loews Corp.	421,400		18,225,549
Markel Corp.	1,590	(b,e)	660,884
The Progressive Corp.	695,654		14,490,472
Transatlantic Holdings, Inc.	113,107		5,760,540

Total			52,422,974

Internet & Catalog Retail (0.4%)
Liberty Media Corp. — Interactive, Class A	126,400	(b,f)	2,029,984

Internet Software & Services (1.1%)
Google, Inc., Class A	9,602	(b)	5,889,867

Issuer	Shares		Value(a)
IT Services (0.3%)
Visa, Inc., Class A	20,940		1,529,667

Life Sciences Tools & Services (1.0%)
Agilent Technologies, Inc.	128,420	(b)	5,403,914

Marine (1.2%)
China Shipping Development Co., Ltd., Series H	1,432,000	(c,e)	1,579,958
Kuehne & Nagel International AG	36,158	(c)	4,861,809

Total			6,441,767

Media (0.5%)
Grupo Televisa SA, ADR	76,580	(b,c)	1,808,819
Liberty Media Corp. — Starz, Series A	10,118	(b,f)	710,284

Total			2,519,103

Metals & Mining (1.4%)
BHP Billiton PLC	97,300	(c)	3,849,322
Rio Tinto PLC	52,327	(c)	3,666,004

Total			7,515,326

Oil, Gas & Consumable Fuels (15.8%)
Canadian Natural Resources Ltd.	353,920	(c)	17,802,176
China Coal Energy Co., Ltd., Series H	3,365,100	(c,e)	4,840,764
Devon Energy Corp.	206,960		18,924,422
EOG Resources, Inc.	204,940	(e)	23,016,812
Occidental Petroleum Corp.	186,010	(e)	18,967,441
OGX Petroleo e Gas Participacoes SA	340,000	(b,c)	3,949,639

Total			87,501,254

Paper & Forest Products (1.4%)
Sino-Forest Corp.	334,210	(b,c)	7,470,091
Sino-Forest Corp.	10,400	(b,c,d)	232,455

Total			7,702,546

Personal Products (0.2%)
Natura Cosmeticos SA	37,400	(c)	954,105

Pharmaceuticals (8.1%)
Johnson & Johnson	220,300		13,535,232
Merck & Co., Inc.	451,268		14,697,799
Pfizer, Inc.	585,300		11,261,172
Roche Holding AG	34,600	(c)	5,218,495

Total			44,712,698

Professional Services (0.8%)
Dun & Bradstreet Corp.	55,600		4,492,480

Real Estate Management & Development (1.7%)
Brookfield Asset Management, Inc., Class A	126,900	(c)	4,301,910
Hang Lung Group Ltd.	825,000	(c)	5,022,212

Total			9,324,122

Issuer	Shares		Value(a)
Semiconductors & Semiconductor Equipment (1.9%)
Texas Instruments, Inc.	293,220	(e)	10,441,564

Software (1.4%)
Activision Blizzard, Inc.	256,100		2,847,832
Microsoft Corp.	177,800		4,725,924

Total			7,573,756

Specialty Retail (2.4%)
Bed Bath & Beyond, Inc.	187,560	(b)	9,031,014
CarMax, Inc.	117,822	(b,e)	4,167,364

Total			13,198,378

Tobacco (1.2%)
Philip Morris International, Inc.	105,030		6,593,783

Transportation Infrastructure (1.6%)
China Merchants Holdings International Co., Ltd.	2,016,568	(c)	8,544,987
LLX Logistica SA	77,100	(b,c)	208,967
PortX Operacoes Portuarias SA	77,100	(b,c)	177,460

Total			8,931,414

Wireless Telecommunication Services (0.3%)
America Movil SAB de CV, Series L, ADR	31,300	(c)	1,797,246

Total Common Stocks (Cost: $393,778,315)			$539,833,193

Bonds (0.3%)

	Coupon	Principal
Issuer	rate	amount		Value(a)
Paper
Sino-Forest Corp.
Convertible
08-01-13	5.000%	$1,221,000	(c,d,g)	$1,553,649

Total Bonds (Cost: $1,221,000)				$1,553,649

Money Market Fund (2.0%)

	Shares		Value(a)
Columbia Short-Term Cash Fund, 0.252%	11,116,033	(h)	$11,116,033

Total Money Market Fund (Cost: $11,116,033)			$11,116,033

Investments of Cash Collateral Received for Securities on Loan (15.4%)

		Amount
	Effective	payable at
Issuer	yield	maturity	Value(a)
Asset-Backed Commercial Paper (1.3%)
Cancara Asset Securitisation LLC
03-14-11	0.270%	$1,999,580	$1,999,580
Macquarie Bank Ltd.
05-09-11	0.395	2,997,070	2,997,070
Royal Park Investments Funding Corp.
03-08-11	0.410	1,998,087	1,998,087

Total			6,994,737

		Amount
	Effective	payable at
Issuer	yield	maturity	Value(a)
Certificates of Deposit (5.2%)
Banco Popular Caisse d’Epargne
07-28-11	0.532	2,000,000	2,000,000
Credit Industrial et Commercial
05-23-11	0.400	2,000,000	2,000,000
Den Danske Bank
03-04-11	0.330	2,000,000	2,000,000
Development Bank of Singapore Ltd.
05-09-11	0.400	1,000,000	1,000,000
05-17-11	0.400	2,000,000	2,000,000
DZ Bank AG
04-08-11	0.400	2,000,000	2,000,000
FMS Wertmanagement Anstalt Des Oeffentlichen Rechts
05-12-11	0.400	2,000,000	2,000,000
KBC Bank NV
03-24-11	0.450	2,000,000	2,000,000
Landesbank Hessen Thuringen
03-03-11	0.300	4,000,016	4,000,016
Mitsubishi UFJ Trust and Banking Corp.
05-23-11	0.345	3,000,000	3,000,000
National Bank of Canada
03-21-11	0.360	1,000,000	1,000,000
Norinchukin Bank
05-09-11	0.350	2,000,000	2,000,000
Pohjola Bank PLC
03-16-11	0.660	3,000,000	3,000,000
Societe Generale
05-31-11	0.364	1,000,000	1,000,000

Total			29,000,016

Commercial Paper (0.4%)
PB Capital Corp.
05-16-11	0.591	1,996,886	1,996,886

Other Short-Term Obligations (0.4%)
The Goldman Sachs Group, Inc.
04-20-11	0.330	2,000,000	2,000,000

	Effective	Principal
Issuer	yield	amount	Value(a)
Repurchase Agreements (8.1%)(i)
Barclays Capital, Inc. dated 10-13-10, matures 03-31-11, repurchase price $4,001,137	0.330%	4,000,000	4,000,000
Barclays Capital, Inc. dated 11-04-10, matures 03-31-11, repurchase price $5,001,421	0.330	5,000,000	5,000,000

	Effective	Principal
Issuer	yield	amount	Value(a)
Cantor Fitzgerald & Co. dated 02-28-11, matures 03-01-11, repurchase price $10,000,064	0.230	10,000,000	10,000,000
Citigroup Global Markets, Inc. dated 02-28-11, matures 03-01-11, repurchase price $5,000,026	0.190	5,000,000	5,000,000
G.X. Clarke and Company dated 02-28-11, matures 03-01-11, repurchase price $5,000,039	0.280	5,000,000	5,000,000
Goldman Sachs & Co. dated 02-28-11, matures 03-01-11, repurchase price $4,444,915	0.200	4,444,890	4,444,890
Nomura Securities dated 02-28-11, matures 03-01-11, repurchase price $5,000,046	0.330	5,000,000	5,000,000
RBS Securities, Inc. dated 02-28-11, matures 03-01-11, repurchase price $5,000,046	0.330	5,000,000	5,000,000
RBS Securities, Inc. dated 02-28-11, matures 03-01-11, repurchase price $1,500,014	0.330	1,500,000	1,500,000

Total			44,944,890

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $84,936,529)			$84,936,529

Total Investments in Securities
(Cost: $491,051,877)(j)			$637,439,404

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Notes to Portfolio of Investments

ADR	— American Depositary Receipt

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated Nov. 30, 2010.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At Feb. 28, 2011, the value of foreign securities, excluding short-term securities, represented 22.09% of net assets.

(d)	Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund’s Board of Directors. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Feb. 28, 2011, the value of these securities amounted to $1,786,104 or 0.32% of net assets.

(e)	At Feb. 28, 2011, security was partially or fully on loan.

(f)	Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company’s liquidation, tracking stock shareholders typically do not have a legal claim on the company’s assets.

(g)	Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at Feb. 28, 2011 was $1,553,649, representing 0.28% of net assets. Information concerning such security holdings at Feb. 28, 2011 was as follows:

	Acquisition
Security	dates	Cost

Sino-Forest Corp.
Convertible
5.000% 2013	07-17-08	$1,221,000

(h)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use of funds and other institutional clients of Columbia Management. The rate shown is the seven-day current annualized yield at Feb. 28, 2011.

(i)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.
Barclays Capital, Inc. (0.330%)

Security description	Value (a)

Banco Bilbao Vizcaya	$572,914
BPCE	517,194
Caisse Centrale	250,561
Caisse D’Amort De La	205,177
Electricite De France	237,883
Gdz Suez	133,289
Intesa Funding LLC	118,611
John Deere Credit Inc	72,648
KFW	389,039
Koch Resources LLC	150,889
Nieuw Amsterdam	212,852
Novartis Finance	257,713
Prudential PLC	440,359
Royal Park Investments	267,540
Societe Generale	107,998
Swed Bank	265,333

Total market value of collateral securities	$4,200,000

Barclays Capital, Inc. (0.330%)

Security description	Value (a)

Banco Bilbao Vizcaya	$716,143
BPCE	646,492
Caisse Centrale	313,201
Caisse D’Amort De La	256,472
Electricite De France	297,354
Gdz Suez	166,612
Intesa Funding LLC	148,264
John Deere Credit Inc	90,809
KFW	486,298
Koch Resources LLC	188,611
Nieuw Amsterdam	266,065
Novartis Finance	322,141
Prudential PLC	550,449
Royal Park Investments	334,425
Societe Generale	134,997
Swed Bank	331,667

Total market value of collateral securities	$5,250,000

Cantor Fitzgerald & Co. (0.230%)

Security description	Value (a)

Fannie Mae Interest Strip	$561,607
Fannie Mae Pool	3,797,823
Fannie Mae Principal Strip	98,574
Fannie Mae REMICS	538,767
Federal Farm Credit Bank	39,546
Federal Home Loan Banks	419,219
Federal Home Loan Mortgage Corp	85,146
Federal National Mortgage Association	306,444
Freddie Mac Coupon Strips	294
Freddie Mac Gold Pool	72,589
Freddie Mac Non Gold Pool	1,756,926
Freddie Mac Reference REMIC	4,631
Freddie Mac REMICS	238,615
Freddie Mac Strips	85,050
Ginnie Mae I Pool	221,706
Ginnie Mae II Pool	612,414
Government National Mortgage Association	659,750
United States Treasury Inflation Indexed Bonds	86,470
United States Treasury Strip Coupon	507,148
United States Treasury Strip Principal	107,281

Total market value of collateral securities	$10,200,000

Citigroup Global Markets, Inc. (0.190%)

Security description	Value (a)

Fannie Mae Benchmark REMIC	$22,797
Fannie Mae REMICS	1,665,752
Fannie Mae Whole Loan	40,042
Fannie Mae-Aces	13,799
Freddie Mac Reference REMIC	169,902
Freddie Mac REMICS	2,555,867
Government National Mortgage Association	631,841

Total market value of collateral securities	$5,100,000

G.X. Clarke and Company (0.280%)

Security description	Value (a)

Fannie Mae Discount Notes	$8,997
Fannie Mae Interest Strip	9,936
Federal Farm Credit Bank	412,141
Federal Home Loan Bank Discount Notes	9,398
Federal Home Loan Banks	1,497,549
Federal Home Loan Mortgage Corp	981,503
Federal National Mortgage Association	1,014,637
Freddie Mac Discount Notes	8,657
Freddie Mac Strips	16,851
Resolution Funding Corp Interest Strip	9
Tennessee Valley Authority	120,693
Tennessee Valley Authority Generic Strip	652
United States Treasury Inflation Indexed Bonds	278,935
United States Treasury Note/Bond	413,315
United States Treasury Strip Coupon	258,311
United States Treasury Strip Principal	68,517

Total market value of collateral securities	$5,100,101

Goldman Sachs & Co. (0.200%)

Security description	Value (a)

Government National Mortgage Association	$4,533,788

Total market value of collateral securities	$4,533,788

Nomura Securities (0.330%)

Security description	Value (a)

ACE Securities Corp	$10,981
AEP Texas Central Transition Funding LLC	4,616
Ally Master Owner Trust	3,326
AmeriCredit Automobile Receivables Trust	575,904
Americredit Prime Automobile Receivable	8,164
Ameriquest Mortgage Securities Inc	322
Asset Securitization Corp	3,547
Atlantic City Electric Transition Funding LLC	67,889
BA Credit Card Trust	108,103
Banc of America Commercial Mortgage Inc	288,951
Bank of America Auto Trust	14,772
Bayview Commercial Asset Trust	24,942
BMW Vehicle Lease Trust	183,050
Capital Auto Receivables Asset Trust	67,084
Capital One Multi-Asset Execution Trust	189,362
CarMax Auto Owner Trust	67,486
CenterPoint Energy Transition Bond Co LLC	163,884
Chase Issuance Trust	111,753
Citibank Credit Card Issuance Trust	277,839
Citigroup/Deutsche Bank Commercial Mortgage Trust	119,947
CNH Equipment Trust	33,135
Commercial Mortgage Asset Trust	35,073
Countrywide Alternative Loan Trust	3,724
Countrywide Home Loan Mortgage Pass Through Trust	7,394
Credit Suisse First Boston Mortgage Securities Corp	10,791
Detroit Edison Securitization Funding LLC	6,339
Entergy Gulf States Reconstruction Funding LLC	86,067
Extended Stay America Trust	191,969
Ford Credit Auto Lease Trust	28,794
Ford Credit Auto Owner Trust	550,278
Ford Credit Floorplan Master Owner Trust	192,684
Greenwich Capital Commercial Funding Corp	214,267
GS Mortgage Securities Corp II	119,731
Impac CMB Trust	6,485
JP Morgan Chase Commercial Mortgage Securities Corp	23,050
LB-UBS Commercial Mortgage Trust	115,496
MBNA Credit Card Master Note Trust	72,077
Mercedes-Benz Auto Receivables Trust	7,394
Merrill Lynch Mortgage Trust	628
Merrill Lynch/Countrywide Commercial Mortgage Trust	21,097
Morgan Stanley Dean Witter Capital I	626
Nelnet Student Loan Trust	6,139
Nissan Auto Lease Trust	69,747
Public Service New Hampshire Funding LLC	6,204
SLM Student Loan Trust	738,616
Toyota Auto Receivables Owner Trust	9,551
Volkswagen Auto Lease Trust	115,654
Volkswagen Auto Loan Enhanced Trust	10,731
Wachovia Bank Commercial Mortgage Trust	263,891
Wells Fargo Mortgage Backed Securities Trust	4,933
World Omni Auto Receivables Trust	478
World Omni Automobile Lease Securitization Trust	5,035

Total market value of collateral securities	$5,250,000

RBS Securities, Inc. (0.330%)

Security description	Value (a)

Amortizing Residential Collateral Trust	$184,390
Freddie Mac Gold Pool	3,296,562
GS Mortgage Securities Corp II	166,827
HSBC Home Equity Loan Trust	457,935
Merrill Lynch/Countrywide Commercial Mortgage Trust	479,982
Renaissance Home Equity Loan Trust	114,120
SLC Student Loan Trust	342,821
Structured Asset Investment Loan Trust	38,099
Wells Fargo Home Equity Trust	72,390

Total market value of collateral securities	$5,153,126

RBS Securities, Inc. (0.330%)

Security description	Value (a)

Amortizing Residential Collateral Trust	$55,317
Freddie Mac Gold Pool	988,969
GS Mortgage Securities Corp II	50,048
HSBC Home Equity Loan Trust	137,381
Merrill Lynch/Countrywide Commercial Mortgage Trust	143,994
Renaissance Home Equity Loan Trust	34,236
SLC Student Loan Trust	102,846
Structured Asset Investment Loan Trust	11,430
Wells Fargo Home Equity Trust	21,717

Total market value of collateral securities	$1,545,938

(j)	At Feb. 28, 2011, the cost of securities for federal income tax purposes was approximately $491,052,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$160,248,000
Unrealized depreciation	(13,861,000)

Net unrealized appreciation	$146,387,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Valuation of securities in the most recent Semiannual Report dated Nov. 30, 2010.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Feb. 28, 2011:

	Fair value at Feb. 28, 2011
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets	inputs(b)	inputs	Total

Equity Securities
Common Stocks
Beverages	$14,274,290	$7,650,875	$—	$21,925,165
Capital Markets	18,895,013	13,840,316	—	32,735,329
Food Products	6,086,304	979,632	—	7,065,936
Household Durables	—	1,130,880	—	1,130,880
Marine	—	6,441,767	—	6,441,767
Metals & Mining	—	7,515,326	—	7,515,326
Oil, Gas & Consumable Fuels	82,660,490	4,840,764	—	87,501,254
Pharmaceuticals	39,494,203	5,218,495	—	44,712,698
Real Estate Management & Development	4,301,910	5,022,212	—	9,324,122
Transportation Infrastructure	386,427	8,544,987	—	8,931,414
All Other Industries	312,549,302	—	—	312,549,302

Total Equity Securities	478,647,939	61,185,254	—	539,833,193

Bonds
Corporate Debt Securities	—	1,553,649	—	1,553,649

Total Bonds	—	1,553,649	—	1,553,649

Other
Affiliated Money Market Fund(c)	11,116,033	—	—	11,116,033
Investments of Cash Collateral Received for Securities on Loan	—	84,936,529	—	84,936,529

Total Other	11,116,033	84,936,529	—	96,052,562

Total	$489,763,972	$147,675,432	$—	$637,439,404

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at Feb. 28, 2011.

Item 2. Control and Procedures.
(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.
(b) There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	RiverSource Managers Series, Inc.

By	/s/ J. Kevin Connaughton J. Kevin Connaughton
President and Principal Executive Officer

Date	April 21, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ J. Kevin Connaughton J. Kevin Connaughton
President and Principal Executive Officer

Date	April 21, 2011

By	/s/ Michael G. Clarke Michael G. Clarke
Treasurer and Principal Financial Officer

Date	April 21, 2011